TYPE                    13F-HR
PERIOD                  09/30/2006
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            JENNIFER NAM
	PHONE           212-297-2958

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29th,2006 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, October 30, 2006

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 28

Form 13F Information Table Value Total: AMOUNT $ 246,705 (thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1              Column 2    Column 3   Column  Column 5              Column 6   Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt    Other   Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP      (x$1000  PRN AMT   PRN  CALL   Dscretn     Mgrs     Sole  Share  None
------------------------------------------------------------------------------------------------------------------------------------

AT&T INC                    COM             00206R102    3,256    100,000 SH            100,000          100,000
AMERICAN TOWER CORP         CL A            029912201    1,460     40,000 SH             40,000           40,000
BROADCOM CORP               CL A            111320107    1,517     50,000 SH             50,000           50,000
BROADWING  CORP             COM             11161E101    1,893    150,000 SH            150,000          150,000
CHARTER COMMUNICATIONS INC  CL A            16117M107      760    500,000 SH            500,000          500,000
EMBARQ CORP                 COM             29078E105    9,674    200,000 SH            200,000          200,000
ERICSSON LM TEL CO          ADR B SEK 10    294821608    5,515    160,000 SH            160,000          160,000
GOOGLE INC                  CL A            38259P508   31,107     77,400 SH             77,400           77,400
GOOGLE INC                  PUT             38259P958   31,147     77,500 SH  PUT        77,500                            77,500
LUCENT TECHNOLOGIES INC     COM             549463107      936    400,000 SH            400,000          400,000
MEDIACOM COMMUNICATIONS CORPCL A            58446K105    8,616  1,210,100 SH          1,210,100        1,210,100
MOBILE TELESYSTEM OJSC      SPONSORED ADR   607409109    1,889     50,000 SH             50,000           50,000
MOTOROLA INC                COM             620076109    3,750    150,000 SH            150,000          150,000
NOKIA CORP                  SPONSORED ADR   654902204    2,954    150,000 SH            150,000          150,000
QUALCOMM INC                COM             747525103    3,635    100,000 SH            100,000          100,000
SPRINT NEXTEL CORP          COM FON         852061100    6,003    350,000 SH            350,000          350,000
STREETRACKS GOLD TR         GOLD SHS        863307104   12,102    203,500 SH            203,500          203,500
SUNCOM WIRELESS HLDGS INC   CL A            86722Q108       60     62,000 SH             62,000           62,000
TIM PARTICIPACOES SA        SPONS ADR PFD   88706P106    2,178     78,200 SH             78,200           78,200
VIVO PARTICIPACOES SA       SPON ADR PFD    92855S101      936    300,000 SH            300,000          300,000
VODAFONE GROUP PLC NEW      SPONS ADR NEW   92857W209    3,429    150,000 SH            150,000          150,000
WORLDSPACE INC              CL A            981579105      103     30,000 SH             30,000           30,000
XM SATELLITE RADIO HLDGS INCCL A            983759101    8,643    670,000 SH            670,000          670,000
CF INDS HLDGS INC           COM             125269100       85      5,000 SH              5,000            5,000
ISHARES INC                 MSCI JAPAN      464286848   81,240  6,000,000 SH          6,000,000        6,000,000
NEUSTAR INC                 CL A            64126X201       69      2,500 SH              2,500            2,500
SPDR TR                     PUT             78462F953   20,037    150,000 SH  PUT       150,000                           150,000
VERIZON COMMUNICATIONS      CALL            92343V904    3,713    100,000 SH  CALL      100,000                           100,000

